Consolidated Statement of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statement of Income and Other Comprehensive Income
Revenues	$ 1,379,363	$ 1,220,836	$ 1,281,202
Costs	(859,586)	(762,213)	(762,973)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(732)	26,705	11,262
Changes in the net realizable value of agricultural products after harvest	19,113	6,199	13,357
Gross profit	538,158	491,527	542,848
Net gain/ (loss) from fair value adjustment of investment properties	190,239	25,474	(649,204)
Gain from disposal of farmlands	633	56,079	97,960
General and administrative expenses	(152,354)	(148,241)	(157,986)
Selling expenses	(124,704)	(110,977)	(112,430)
Other operating results ,net	(38,581)	(6,670)	39,797
Management fees	(27,169)	(12,127)	(17,288)
Profit / (loss) from operations	386,222	295,065	(256,303)
Share of profit of associates and joint ventures	39,446	35,912	61,356
Profit / (loss) before financial results and income tax	425,668	330,977	(194,947)
Finance income	14,309	12,579	121,636
Finance cost	(178,999)	(108,564)	(136,839)
Other financial results	192,002	144,249	346,505
Inflation adjustment	36,493	15,273	(52,786)
Financial results, net	63,805	63,537	278,516
Profit before income tax	489,473	394,514	83,569
Income tax	(117,193)	(94,879)	115,201
Profit for the year	372,280	299,635	198,770
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment and other comprehensive results from subsidiaries and associates (i)	(32,800)	(62,537)	(150,428)
Revaluation surplus	15,628	443	7,123
Total other comprehensive loss for the year	(17,172)	(62,094)	(143,305)
Total comprehensive income for the year	355,108	237,541	55,465
Profit for the year attributable to:
Equity holders of the parent	177,256	128,400	169,867
Non-controlling interest	195,024	171,235	28,903
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	171,257	105,905	120,926
Non-controlling interest	$ 183,851	$ 131,636	$ (65,461)
Profit for the year per share attributable to equity holders of the parent (iii):
Basic	$ 269.68	$ 212.90	$ 286.74
Diluted	$ 269.68	$ 193.93	$ 242.06